CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT (USD $)	Total	Common Share [Member]	Contributed Capital [Member]	Accumulated Deficit [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2010	$ (2,088,672)		$ 3,598,856	$ (5,687,394)	$ (134)
Beginning balance,shares at Dec. 31, 2010		16,000,000
Distribution of 5,000,000 warrants for common stock, exercise price of $3.00 per share	(1,550,000)		(1,550,000)
Stock based compensation under Equity Incentive Plan	376,437	5	376,432
Stock based compensation under Equity Incentive Plan, shares		450,000
Common stock issued in private placement	2,335,103		2,335,103
Common stock issued in private placement, shares		5,434,446
Merger of 22nd Century Limited and 22nd Century Group		268	(268)
Merger of 22nd Century Limited and 22nd Century Group, shares		5,325,200
Beneficial conversion feature of convertible debt	1,062,759		1,062,759
Net income (loss)	(1,347,787)			(1,353,903)	6,116
Ending balance at Dec. 31, 2011	(1,212,160)	273	5,822,882	(7,041,297)	5,982
Ending balance, shares at Dec. 31, 2011		27,209,646
Stock based compensation under Equity Incentive Plan	722,209	7	722,202
Stock based compensation under Equity Incentive Plan, shares		700,000
Options granted as payment for equity securities	10,000		10,000
Common stock issued as payment of services and accounts payable	517,753	13	517,740
Common stock issued as payment of services and accounts payable, shares		1,267,500
Common stock issued upon exercise of Convertible Notes		2	(2)
Common stock issued upon exercise of Convertible Notes, shares		161,000
Common stock issued in private placement	(4,526)	17	(17)		(4,526)
Common stock issued in private placement, shares		1,710,833
Beneficial conversion feature of convertible debt	116,600		116,600
Common stock issued in private placement	455,644	32	455,612
Common stock issued in private placement, shares		3,238,000
Net income (loss)	(6,736,737)			(6,735,281)
Ending balance at Dec. 31, 2012	$ (6,131,217)	$ 344	$ 7,645,017	$ (13,776,578)
Ending balance, shares at Dec. 31, 2012		34,286,979